Net Income (Loss) Per Share - Components of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent [Abstract]
Net income (loss) attributable to common stockholder basic	$ 12,157	$ (105,890)
Net income (loss) attributable to common stockholders diluted	$ 12,157	$ (105,890)
Options to purchase common shares	119,677
Unvested restricted stock awards and units	95,010
Employee stock purchase program	26,027
Weighted average common shares outstanding basic	44,327,204	43,738,739
Weighted average common share outstanding diluted	44,567,918	43,738,739
Net income (loss) per share applicable to common stockholders-basic	$ 0.27	$ (2.42)
Net income (loss) per share applicable to common stockholders diluted	$ 0.27	$ (2.42)